Convertible Notes and Borrowings - Additional Information (Details) € in Millions, $ in Millions					1 Months Ended	12 Months Ended
	Apr. 03, 2018 EUR (€)	Dec. 29, 2017 USD ($) shares	Dec. 15, 2017 USD ($) shares	Apr. 01, 2016 USD ($)	Jan. 31, 2018 USD ($) shares	Dec. 31, 2019 USD ($)	Oct. 17, 2019 shares	Oct. 04, 2019 shares	Jan. 01, 2018 shares	Nov. 20, 2013 shares	Nov. 13, 2012 shares
Disclosure Of Convertible Notes And Borrowings [Abstract]
Principal amount of convertible notes				$ 1,000
Convertible notes due				2021
Convertible note interest rate				5.00%
Increase in Payment-in-kind interest rate basis				1.00%
Discount on conversion price per share				20.00%
Date of involuntary conversion event				12 months
Increase in discount rate				2.50%
Principal amount annualized return				10.00%
Transaction costs expensed in finance costs						$ 20
Convertible notes exchanged principal amount		$ 110	$ 301		$ 628
Convertible notes accrued interest		$ 10	$ 27
Ordinary shares issued | shares		1,754,960	4,800,000		9,431,960		1,991,627	1,600,000	9,431,960	8,233,160	4,204,120
Fair value of ordinary shares at exchange		$ 211	$ 600
Fair value adjusted finance cost | €	€ 123
Issuance of shares upon exchange of Convertible Notes | €	€ 1,100